Accounts Receivable, Net - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 197,880	$ 27,110	¥ 165,254
Allowance for credit losses	(45,867)	(6,284)	(38,396)
Accounts Receivable, Net	¥ 152,013	$ 20,826	¥ 126,858